PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2023	2022
Buildings	$3,384,762	$2,301,644
Furniture, fixtures and equipment	301,910	286,436
Leasehold improvements	134,091	110,981
Motor vehicles	2,717	2,596
Construction in progress	881	1,079,112

Sub-total	3,824,361	3,780,769
Less: accumulated depreciation and amortization	(1,048,555)	(912,705)

Property and equipment, net	$2,775,806	$2,868,064